Capital structure, Share Capital, Issued Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Ordinary shares [Abstract]
2,325,614,708 (2023: 2,098,818,267) ordinary shares, fully paid	$ 281,671	$ 255,364	$ 254,273
Number of ordinary shares issued, fully paid (in shares)	2,325,614,708	2,098,818,267	2,091,299,420